Related Party Disclosures - Annual remuneration and related compensation costs recognized as expense (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) USD ($) shares	Dec. 31, 2020 EUR (€) USD ($) shares
Related Party Disclosures
Short-term employee benefits	€ 3,634	€ 1,966
Severance accruals	619
Share-based payment remuneration (legacy ESOP - 2021: 6,276,829 options; 2020: 4,239,788 options)	10,796	14,875
Modified ESOP for executives (2021: 1,888,477; 2020: no options)	2,135
Stock options (2021: 11,038,414; 2020: no options)	6,979
Success fees	9,872	591
Total	€ 34,035	€ 17,432
Sharebased payment,stock option | $	6,276,829	4,239,788
Modified ESOP for executives in shares | shares	1,888,477	0
Stock options in shares | shares	11,038,414	0